Provisions and Contingent Liabilities - Summary of Labor, Tax and Civil Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provisions [line items]
Provisions	$ 293.9	$ 288.2
Current	90.2	114.7
Non-current	203.7	173.5
Tax related provision on IRRF [member]
Disclosure of provisions [line items]
Provisions	0.0	11.2
Tax related provision on PIS and COFINS [member]
Disclosure of provisions [line items]
Provisions	3.2	2.6
Tax related provision on Social security contributions [member]
Disclosure of provisions [line items]
Provisions	1.6	2.0
Tax related provision on Import taxes [member]
Disclosure of provisions [line items]
Provisions	0.6	0.7
Tax related provision on IOF [member]
Disclosure of provisions [line items]
Provisions	3.3	3.7
Others tax related provisions [member]
Disclosure of provisions [line items]
Provisions	1.6	1.5
Tax related provision [member]
Disclosure of provisions [line items]
Provisions	10.3	21.7
Labor related provision on class action [member]
Disclosure of provisions [line items]
Provisions	0.0	0.1
Labor related provision on reintegration [member]
Disclosure of provisions [line items]
Provisions	12.5	17.5
Overtime provision [member]
Disclosure of provisions [line items]
Provisions	4.7	6.3
Dangerousness related provision [member]
Disclosure of provisions [line items]
Provisions	1.4	1.7
Labor related provision on insalubrity [member]
Disclosure of provisions [line items]
Provisions	8.3	3.2
Labor related provision on indemnity [member]
Disclosure of provisions [line items]
Provisions	2.6	3.4
Labor related provision on third parties [member]
Disclosure of provisions [line items]
Provisions	0.4	0.6
Other labor related provision [member]
Disclosure of provisions [line items]
Provisions	0.8	3.7
Labor related provision [member]
Disclosure of provisions [line items]
Provisions	30.7	36.5
Civil related provision on Indemnity claims [member]
Disclosure of provisions [line items]
Provisions	0.1	0.2
Civil related provision [member]
Disclosure of provisions [line items]
Provisions	0.1	0.2
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Provisions	41.1	58.4
Current	8.5	8.4
Non-current	$ 32.6	$ 50.0